Certnys 1-00106

NYSE Regulation

[redacted]

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

13003166

July 30, 2013

Received SEC
JUL 30 2013
Washington, DC 20549

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on July 30, 2013, the NYSE MKT LLC (the "Exchange") received from The LGL Group, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Warrants to purchase Common Stock (expiring August 6, 2018)

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Janice O'Neill

Janice O'Neill
Senior Vice President
Corporate Compliance
NYSE Regulation, Inc.